Cash, Cash Equivalents and Investments, Available for Sale	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments, Available for Sale
Cash, Cash Equivalents and Investments, Available for Sale
Cash, cash equivalents and investments, available for sale included the following at December 31, 2015 and December 31, 2014 (in thousands):

	Average maturity	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2015
Cash		$898	$—	$—	$898
Money market funds		52,221	—	—	52,221
U.S. Treasury obligations	31 days	5,002	—	(1)	5,001
Government agency securities	41 days	34,389	1	—	34,390
Cash and cash equivalents		$92,510	$1	$(1)	$92,510

U.S. Treasury obligations	42 days	$9,785	$—	$(4)	$9,781
Government agency securities	104 days	39,913	1	(15)	39,899
Investments, available for sale		$49,698	$1	$(19)	$49,680

	Average maturity	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Cash		$1,492	$—	$—	$1,492
Money market funds		11,904	—	—	11,904
Cash and cash equivalents		$13,396	$—	$—	$13,396

U.S. Treasury obligations	171 days	$12,037	$(2)	$—	$12,035
Government agency securities	194 days	53,813	3	(15)	53,801
Investments, available for sale		$65,850	$1	$(15)	$65,836